Trade and Finance Receivables - Finance Receivables Allowance (Details) (Grower receivables, USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Grower receivables
Allowance for Doubtful Accounts Receivable [Roll Forward]
Reserve at beginning of period	$ 33,904	$ 36,830	$ 36,854	$ 37,240	$ 37,710	$ 37,519
Charged to costs and expenses	0	35	26	277	45	382
Recoveries	(976)	(51)	(51)	(680)	(516)	(191)
Write-offs	0	(2,910)		0	0
Foreign exchange and other	(1)	0	1	0	1	0
Reserve at end of period	$ 32,927	$ 33,904	$ 36,830	$ 36,837	$ 37,240	$ 37,710